As filed with the Securities and Exchange Commission on September 3, 2010

Securities Act File (No. 333-153445)

Investment Company Act File (No. 811-22235)

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 15	☒
and/or
REGISTRATION STATEMENT UNDER THE	☒
INVESTMENT COMPANY ACT OF 1940
Amendment No. 17	☒
(Check appropriate box or boxes)

AQR Funds

(Exact Name of Registrant Specified in Charter)

Two Greenwich Plaza, 3rd Floor

Greenwich, CT 06830

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (203) 742-3600

Bradley D. Asness, Esq.

Principal & General Counsel

AQR Capital Management, LLC

Two Greenwich Plaza, 3rd Floor

Greenwich, CT 06830

(Name and Address of Agent for Service)

With copies to:

Rose F. DiMartino, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on September 28, 2010 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, par value, $0.001 per share.

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 15 to the Registration Statement for the AQR Risk Parity Fund, a series of AQR Funds (the “Registrant”), is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 14, which was filed pursuant to Rule 485(a)(1) on June 21, 2010. Accordingly, the contents of Post-Effective Amendment No. 14, consisting of Part A (the Prospectus for the AQR Risk Parity Fund), Part B (the Statement of Additional Information), Part C (Other Information) and all Exhibits included in Post-Effective Amendment No. 14, are incorporated by reference in their entirety into this filing. As stated on the cover page to this filing, this Post-Effective Amendment No. 15 is intended to become effective on September 28, 2010.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 15 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich and the State of Connecticut, on the 3rd day of September, 2010.

AQR FUNDS

By	/s/ MARCO HANIG
Marco Hanig President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature		Title	Date

/s/ MARCO HANIG (Marco Hanig)		Marco Hanig President (Principal Executive Officer)	September 3, 2010

/s/ NIR MESSAFI Nir Messafi		Nir Messafi Treasurer (Principal Financial Officer)	September 3, 2010

* David Kabiller		David Kabiller Trustee

* (Timothy K. Armour)		Timothy K. Armour Trustee

* (Steven Grenadier)		Steven Grenadier Trustee

* (L. Joe Moravy)		L. Joe Moravy Trustee

*By:	/s/ MARCO HANIG Marco Hanig Attorney-in-fact for each Trustee		September 3, 2010

*	Power of Attorney of each of Timothy K. Armour, Steven Grenadier and L. Joe Moravy is incorporated by reference from the Registrant’s Registration Statement filed on Form N-1A (SEC File No. 333-153445) filed March 5, 2009. Power of Attorney of David Kabiller is incorporated by reference from the Registrant’s Registration Statement filed on Form N-1A (SEC File No. 333-153445) filed April 28, 2010.

AQR Risk Parity Offshore Fund Ltd. has duly caused this Registration Statement of AQR Funds, with respect only to information that specifically relates to AQR Risk Parity Offshore Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, Connecticut, on the 3rd day of September 2010.

AQR RISK PARITY OFFSHORE FUND LTD.

By:	/s/ MARCO HANIG
Marco Hanig Director

This Registration Statement of AQR Funds, with respect only to information that specifically relates to the AQR Risk Parity Offshore Fund Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signature	Title	Date

/S/ MARCO HANIG Marco Hanig	Director of AQR Risk Parity Offshore Fund Ltd.	September 3, 2010

/S/ NIR MESSAFI Nir Messafi	Director of AQR Risk Parity Offshore Fund Ltd.	September 3, 2010